Provisions and contingent liabilities - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 PEN (S/)
Provisions and contingent liabilities
Current provisions	$ 81,039	$ 51,816
Provision for closure of mining units and exploration projects at future value	310,700	277,700
Letter of credit	$ 155,900	140,000			S/ 1,780,126,238
Other non-current provisions		249,596
Minimum
Provisions and contingent liabilities
Discount rate used to reflect time value of money for provisions	0.29%
Period Used To Reflect Time Value Of Money For Provisions	1 year
Maximum
Provisions and contingent liabilities
Discount rate used to reflect time value of money for provisions	3.63%
Period Used To Reflect Time Value Of Money For Provisions	20 years
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Current provisions	$ 141,728	101,786
Provision for closure of mining units and exploration projects	2,515,914	$ 1,738,428	$ 1,608,380	$ 1,294,464
Employee's profit share on annual taxable income		8.00%
Other provisions	5,111	$ 7,352
Other non-current provisions	2,393,956	1,660,603
Increase in reclamation liability		815,000	121,000	301,000
Increase in recorded asset retirement cost		7,900	4,000	159,000
Non-cash charge to reclamation expense		$ 823,000	$ 124,000	$ 142,000
Minera Yanacocha SRL and subsidiary [Member] | Minimum
Provisions and contingent liabilities
Discount rates used in the calculation of the provision		0.40%	0.40%	0.40%
Minera Yanacocha SRL and subsidiary [Member] | Maximum
Provisions and contingent liabilities
Discount rates used in the calculation of the provision		6.00%	6.00%	6.00%
Sociedad Minera Cerro Verde S.A.A.
Provisions and contingent liabilities
Other non-current provisions	231,451	$ 307,974
Sociedad Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Provisions and contingent liabilities
Other non-current provisions	1,226	1,226
Sociedad Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Provisions and contingent liabilities
Other non-current provisions	219,942	237,387
Future value of non current provisions	$ 374,300	$ 374,400
Annual risk free rate	1.93%	1.56%			1.56%
Sociedad Minera Cerro Verde S.A.A. | Provision for disputed mining royalties (c )
Provisions and contingent liabilities
Other non-current provisions		$ 44,982
Sociedad Minera Cerro Verde S.A.A. | La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Provisions and contingent liabilities
Other provisions	$ 4,400	4,400
Sociedad Minera Cerro Verde S.A.A. | Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Provisions and contingent liabilities
Other provisions	6,300	$ 6,300
Sociedad Minera Cerro Verde S.A.A. | Ministry of Energy and Mines [Member]
Provisions and contingent liabilities
Letter of credit	$ 68,200